Credit Facilities	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Credit Facilities
16.	Credit Facilities

16.1.	Sustainability-Linked Revolving Credit Facility
On June 25, 2024, the term of the Company’s undrawn $2
billion revolving term loan (“Revolving Facility”) was extended by an additional year, with the facility now maturing on June 25, 2029.
The Company’s Revolving Facility has financial covenants which require the Company to maintain: (i) a net debt to tangible net worth ratio of less than or equal to 0.75:1; and (ii) an interest coverage ratio of greater than or equal to 3.00:1. Only cash interest expenses are included for the purposes of calculating the interest coverage ratio. The Company is in compliance with these debt covenants as at June 30, 2024 and 2023.
At the Company’s option, amounts drawn under the Revolving Facility incur interest based on the Company’s leverage ratio at either (i) the Secured Overnight Financing Rate (“SOFR”) plus 1.10% to 2.15%; or (ii) the Bank of Nova Scotia’s Base Rate plus 0.00% to 1.05%. Under both options, the interest rate shall not be less than 0%. In connection with the extension, the interest rate paid on drawn amounts will be adjusted by up to +/- 0.05% based upon the Company’s performance in three sustainability-related areas including climate change, diversity and overall performance in sustainability. During the three and six months ended June 30, 2024 and 2023, the stand-by
fee rate was 0.20%.
The Revolving Facility, which is classified as a financial liability and reported at amortized cost using the effective interest method, can be drawn down at any time to finance acquisitions, investments or for general corporate purposes. In connection with the Revolving Facility, there is $6 million unamortized debt issue costs which have been recorded as a long-term asset under the classification Other (see Note 24).

16.2.	Lease Liabilities
The lease liability on the Company’s offices located in Vancouver, Canada and the Cayman Islands is as follows:

(in thousands)	June 30 2024	December 31 2023

Current portion	$435	$604

Long-term portion	5,301	5,625

Total lease liabilities	$5,736	$6,229
The maturity analysis, on an undiscounted basis, of these leases is as follows:

(in thousands)	June 30 2024

Not later than 1 year	$708

Later than 1 year and not later than 5 years	2,554

Later than 5 years	4,249

Total lease liabilities	$7,511

16.3.	Finance Costs
A summary of the Company’s finance costs associated with the above facilities during the period is as follows:

		Three Months Ended June 30		Six Months Ended June 30

(in thousands)	Note	2024	2023	2024	2023

Costs related to undrawn credit facilities	16.1	$1,340	$1,272	$2,677	$2,589

Interest expense - lease liabilities	16.2	72	36	145	53

Letters of guarantee		(113)	44	(81)	89

Total finance costs		$1,299	$1,352	$2,741	$2,731